Prospectus Supplement

March 1, 2019

Morgan Stanley Institutional Fund Trust

Supplement dated March 1, 2019 to the Morgan Stanley Institutional Fund Trust Prospectuses dated January 28, 2019

Global Multi-Asset Income Portfolio

Global Strategist Portfolio
(each, a "Fund")

Effective March 1, 2019, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to each Fund. Accordingly, effective March 1, 2019, each Prospectus is hereby amended as follows:

The following is hereby added as the second paragraph of the section of each Prospectus entitled "Fund Summary—Fund Management":

Sub-Adviser. Morgan Stanley Investment Management Limited.

The following is hereby added as the second subsection of the section of each Prospectus entitled "Fund Management":

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund's officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Please retain this supplement for future reference.

  IFTSUBADVPROSPT 3/19

Statement of Additional Information Supplement

March 1, 2019

Morgan Stanley Institutional Fund Trust

Supplement dated March 1, 2019 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 28, 2019

Global Multi-Asset Income Portfolio

Global Strategist Portfolio
(each, a "Fund")

Effective March 1, 2019, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to each Fund. Accordingly, effective March 1, 2019, the Statement of Additional Information is hereby amended as follows:

The first paragraph of the section of the Statement of Additional Information entitled "Investments and Risks" is hereby deleted and replaced with the following:

Morgan Stanley Investment Management Inc. is the adviser (the "Adviser") to each Fund. Morgan Stanley Investment Management Limited is the investment sub-adviser (the "Sub-Adviser") to the Global Multi-Asset Income Portfolio, Global Strategist Portfolio and the Strategic Income Portfolio.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Sub-Advisers" is hereby deleted and replaced with the following:

Sub-Advisers

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England (with respect to the Global Multi-Asset Income Portfolio, Global Strategist Portfolio and Strategic Income Portfolio). The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the relevant Fund with investment advisory services subject to the overall supervision of the Adviser and the Trust's officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the relevant Fund.

Please retain this supplement for future reference.